Summary of significant accounting policies (Details) - customer	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reservoir Holdings Inc And Subsidiaries
Concentration Risk [Line Items]
Number of customers	0	0
Two customers
Concentration Risk [Line Items]
Number of customers	2
Three customers | Reservoir Holdings Inc And Subsidiaries
Concentration Risk [Line Items]
Number of customers		3
Accounts receivable | Reservoir Holdings Inc And Subsidiaries
Concentration Risk [Line Items]
Risk percentage	10.00%	10.00%
Accounts receivable | Two customers | Reservoir Holdings Inc And Subsidiaries
Concentration Risk [Line Items]
Risk percentage	43.00%
Accounts receivable | Three customers | Reservoir Holdings Inc And Subsidiaries
Concentration Risk [Line Items]
Risk percentage		67.00%